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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                                        PRINCIPAL
                                                                                          AMOUNT                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS - 99.0%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA - 1.4%
Alabama Public School & College Authority (Series D)
5.75%                                                    08/01/13                      $ 5,000                    $ 5,329 (c)
Alabama Water Pollution Control Authority (Series A)
(AMBAC Insured)
4.75%                                                    08/15/21                        5,000                      5,020 (c,g)
5.25%                                                    05/01/17                        3,395                      3,612
City of Birmingham AL (Series B)
5.25%                                                    06/01/24                        2,035                      2,128 (f)
5.25%                                                    06/01/24                          205                        214
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
4.58%                                                    11/15/20                        8,375                      8,195 (g)
                                                                                                                   24,498

ALASKA - 0.5%
City of Anchorage AK (MBIA Insured)
6.50%                                                    12/01/10                        2,825                      3,110 (c,g)
State of Alaska (Series D) (MBIA Insured)
5.00%                                                    10/01/25                        5,000                      5,145 (g)
                                                                                                                    8,255

ARIZONA - 2.1%
Arizona State Transportation Board (Series A)
6.00%                                                    07/01/08                        5,000                      5,209 (c)
Arizona State University (FSA Insured)
5.25%                                                    07/01/15                        5,000                      5,320 (c,g)
City of Scottsdale AZ
5.00%                                                    07/01/24                        5,000                      5,155 (f)
Maricopa County Industrial Development Authority
5.50%                                                    07/01/26                        7,500                      7,739
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                    06/01/16                        2,145                      2,292 (g)
Northern Arizona University (FGIC Insured)
5.50%                                                    06/01/34                        2,000                      2,126 (g)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                    07/01/23 - 07/01/24             7,260                      8,150 (g)
                                                                                                                   35,991

CALIFORNIA - 6.2%
Acalanes Union High School District (FGIC Insured)
4.55%                                                    08/01/21                        5,815                      2,739 (b,c,g)
Bay Area Toll Authority (Series F)
5.00%                                                    04/01/31                       10,000                     10,208
California Health Facilities Financing Authority
(Series A)
5.25%                                                    04/01/39                        5,000                      5,118
Coast Community College District (FSA Insured)
0.01%                                                    08/01/33                        8,750                      6,154 (b,g)
Desert Community College District (Series A)
(MBIA Insured)
5.00%                                                    08/01/29                       11,300                     12,048 (f,g)
Marin Community College District (Series A)
(MBIA Insured)
5.00%                                                    08/01/27 - 08/01/28            11,340                     11,622 (g)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                    11/01/16 - 11/01/17            13,800                     14,584 (g)
Sacramento City Financing Authority (AMBAC Insured)
5.38%                                                    11/01/14                       12,725                     13,590 (g)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                                    07/01/17 - 07/01/19             8,795                      9,449 (g)
State of California
5.00%                                                    03/01/32                       15,000                     15,182
University of California (Series A) (AMBAC Insured)
5.00%                                                    05/15/34                        6,000                      6,101 (g)
                                                                                                                  106,795

COLORADO - 2.3%
City of Colorado Springs (Series A) (MBIA Insured)
5.38%                                                    11/15/26                       10,000                     10,192 (g)
Colorado Health Facilities Authority
5.00%                                                    03/01/25                        5,000                      4,958
Colorado Water Resources & Power Development Authority
(Series A)
5.25%                                                    09/01/17 - 09/01/18             5,880                      6,212
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.00%                                                    09/01/26                        4,280                      4,362 (g)
5.75%                                                    09/01/35                        4,000                      4,312 (g)
University of Colorado Hospital Authority (Series A)
5.25%                                                    11/15/39                        9,000                      9,103
                                                                                                                   39,139

CONNECTICUT - 4.9%
City of Stamford CT
5.25%                                                    07/15/11                        3,450                      3,545
5.25%                                                    07/15/11                        2,670                      2,746 (f)
City of Stamford CT (Series A)
4.60%                                                    08/01/14                        2,235                      2,271 (f)
4.70%                                                    08/01/15                        1,635                      1,665 (f)
Connecticut State Clean Water Fund
4.88%                                                    09/01/19                        5,335                      5,537 (f)
Connecticut State Health & Educational Facility
Authority (Series Y)
5.00%                                                    07/01/35                        6,000                      6,175
Mashantucket Western Pequot Tribe CT (Series B)
5.70%                                                    09/01/12                        2,500                      2,594 (a)
5.75%                                                    09/01/18                        9,500                      9,827 (a)
South Central Regional Water Authority Water System
Revenue (MBIA Insured)
5.00%                                                    08/01/27                        6,755                      6,967 (g)
State of Connecticut (MBIA Insured)
6.00%                                                    10/01/09                        5,250                      5,588 (g)
State of Connecticut (Series A)
5.25%                                                    03/15/14                        3,175                      3,279
State of Connecticut (Series B)
5.25%                                                    11/01/06 - 11/01/07            12,345                     12,492
State of Connecticut (Series C)
5.25%                                                    10/15/13                        1,250                      1,300 (f)
State of Connecticut (Series D)
5.50%                                                    12/01/07 - 12/01/08            19,665                     20,226
5.50%                                                    12/01/07                           75                         77 (e)
5.50%                                                    12/01/08                          200                        207 (f)
                                                                                                                   84,496

DELAWARE - 0.1%
State of Delaware
5.25%                                                    04/01/14                        2,070                      2,165 (f)

DISTRICT OF COLUMBIA - 1.6%
District of Columbia (MBIA Insured)
5.25%                                                    06/01/27                        6,600                      6,819 (g)
5.25%                                                    06/01/27                        2,065                      2,139 (f,g)
5.75%                                                    09/15/20                        5,000                      5,296 (g)
District of Columbia (Series A) (FSA Insured)
5.00%                                                    06/01/27                        5,000                      5,126 (g)
District of Columbia (Series A) (MBIA Insured)
5.25%                                                    06/01/27                        1,335                      1,383 (f,g)
District of Columbia (Series B) (FSA Insured)
5.25%                                                    06/01/26                        6,900                      7,134 (g)
                                                                                                                   27,897

FLORIDA - 3.2%
Brevard County Health Facilities Authority
5.00%                                                    04/01/34                        6,000                      6,018
Florida State Board of Education (Series B)
5.38%                                                    06/01/16                       10,000                     10,741
Florida State Board of Education (Series D)
4.50%                                                    06/01/21                        5,000                      4,994
Halifax Hospital Medical Center (Series A)
5.00%                                                    06/01/38                        8,300                      8,093
Hillsborough County Industrial Development Authority
(Series A)
5.00%                                                    10/01/18                        5,000                      5,063
5.25%                                                    10/01/24                        5,500                      5,694
Hillsborough County Industrial Development Authority
(Series B)
5.25%                                                    10/01/15                        5,130                      5,326
North Broward Hospital District
5.70%                                                    01/15/16                        1,915                      2,016
South Miami Health Facilities Authority
5.25%                                                    11/15/33                        6,380                      6,518
                                                                                                                   54,463

GEORGIA - 4.9%
City of Atlanta GA (FSA Insured)
5.75%                                                    11/01/27                        5,000                      5,843 (c,g)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                    01/01/33                        4,000                      4,150 (c,g)
City of Augusta GA (FSA Insured)
5.25%                                                    10/01/34                        8,500                      8,916 (c,g)
County of Fulton GA (FGIC Insured)
5.00%                                                    01/01/30                        5,000                      5,122 (g)
5.25%                                                    01/01/35                       10,500                     10,962 (g)
De Kalb County GA
5.00%                                                    10/01/28                        6,500                      6,764
De Kalb County GA (Series B) (FSA Insured)
5.25%                                                    10/01/32                       15,000                     16,150 (g)
Fayette County School District (FSA Insured)
4.95%                                                    03/01/22                        2,520                      2,028 (b,g)
4.98%                                                    03/01/23                        2,290                      1,842 (b,g)
Henry County Hospital Authority (MBIA Insured)
5.00%                                                    07/01/24                        1,865                      1,933 (g)
Marietta Development Authority
5.00%                                                    09/15/29                        2,365                      2,401
Private Colleges & Universities Authority
5.25%                                                    06/01/18 - 06/01/20             5,250                      5,530
Private Colleges & Universities Authority (Series A)
6.00%                                                    06/01/21                        2,410                      2,542
Private Colleges & Universities Facilities Authority
(MBIA Insured)
6.50%                                                    11/01/15                        4,010                      4,601 (e,g)
State of Georgia (Series C)
6.50%                                                    04/01/08                        2,805                      2,933
6.50%                                                    04/01/08                           15                         16 (e)
State of Georgia (Series D)
6.50%                                                    08/01/08                        2,500                      2,636
                                                                                                                   84,369

HAWAII - 0.6%
City & County of Honolulu HI (Series A)
6.00%                                                    01/01/12                        1,265                      1,385
6.00%                                                    01/01/12                          735                        808 (e)
State of Hawaii (FSA Insured)
5.25%                                                    07/01/16                        1,330                      1,419 (f,g)
5.75%                                                    02/01/14                        6,500                      7,165 (g)
                                                                                                                   10,777

IDAHO - 1.1%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                    07/15/22 - 07/15/24            18,640                     19,426 (g)

ILLINOIS - 3.7%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                    11/15/26                       10,000                     10,828 (g)
Illinois Educational Facilities Authority (Series A)
(AMBAC Insured)
5.70%                                                    07/01/24                       10,000                     10,364 (g)
Illinois Finance Authority (Series A)
5.50%                                                    08/15/43                        5,000                      5,233
Illinois Health Facilities Authority
6.13%                                                    11/15/22                        3,500                      3,808 (f)
Metropolitan Pier & Exposition Authority (AMBAC Insured)
5.38%                                                    06/01/14                       15,000                     15,345 (g)
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.70%                                                    06/15/19                        4,000                      3,150 (b,g)
4.80%                                                    06/15/22                        4,505                      2,781 (b,g)
Southwestern Illinois Development Authority
(MBIA Insured)
5.00%                                                    10/01/21                        4,000                      4,232 (g)
University of Illinois (Series B) (FGIC Insured)
5.25%                                                    04/01/32                        8,500                      8,732 (g)
                                                                                                                   64,473

INDIANA - 2.6%
Delaware County Hospital Authority
5.25%                                                    08/01/36                        3,250                      3,235
Indiana Health & Educational Facilities Finance
Authority (Series A)
5.25%                                                    02/15/40                       10,000                     10,204
Indiana Health Facility Financing Authority (Series A)
(AMBAC Insured)
5.38%                                                    03/01/34                        5,500                      5,747 (g)
Indiana Transportation Finance Authority
5.50%                                                    12/01/20                        5,000                      5,308 (f)
Indiana Transportation Finance Authority (Series A)
(AMBAC Insured)
5.00%                                                    11/01/12 - 11/01/16            16,555                     16,951 (f,g)
Indianapolis Local Public Improvement Bond Bank
(Series A)
6.00%                                                    01/01/15                        2,425                      2,610
                                                                                                                   44,055

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                                    09/01/32                        4,150                      4,339

KENTUCKY - 0.6%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                    07/01/26                        5,000                      5,175 (g)
University Of Kentucky (Series Q) (FGIC Insured)
5.25%                                                    05/01/20                        4,545                      4,759 (f,g)
                                                                                                                    9,934

LOUISIANA - 1.1%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                    07/01/33                       10,925                     11,277 (g)
Louisiana Public Facilities Authority (Series A)
(MBIA Insured)
5.38%                                                    05/15/16                        7,870                      8,343 (g)
                                                                                                                   19,620

MAINE - 1.9%
Maine Health & Higher Educational Facilities Authority
(Series A) (MBIA Insured)
5.00%                                                    07/01/29                       10,300                     10,494 (g)
Maine Health & Higher Educational Facilities Authority
(Series B) (AMBAC Insured)
5.00%                                                    07/01/36                        8,000                      8,138 (g)
Maine Health & Higher Educational Facilities Authority
(Series C)
5.13%                                                    07/01/31                        5,000                      5,143
Maine Health & Higher Educational Facilities Authority
(Series D) (FSA Insured)
5.50%                                                    07/01/23                           55                         55 (g)
Maine Municipal Bond Bank (Series B)
5.50%                                                    11/01/21                        3,325                      3,514
Maine Municipal Bond Bank (Series C) (FSA Insured)
5.35%                                                    11/01/18                        5,310                      5,542 (f,g)
                                                                                                                   32,886

MARYLAND - 1.7%
County of Prince Georges MD (Series A)
5.00%                                                    10/01/22                        6,820                      7,105
Maryland State Health & Higher Educational Facilities
Authority
5.13%                                                    11/15/34                        7,200                      7,393
State of Maryland
5.00%                                                    10/15/11                        3,500                      3,582 (f)
University System of Maryland (Series A)
5.25%                                                    04/01/17                       10,035                     10,603
                                                                                                                   28,683

MASSACHUSETTS - 5.4%
Commonwealth of Massachusetts (Series B)
5.50%                                                    11/01/08                       18,035                     18,676
Massachusetts Bay Transportation Authority (Series A)
(MBIA Insured)
4.75%                                                    03/01/16                        4,500                      4,582 (g)
Massachusetts State Turnpike Authority (Series B)
(MBIA Insured)
5.13%                                                    01/01/23 - 01/01/37            20,500                     20,803 (g)
Massachusetts State Water Pollution Abatement
(Series 6)
5.63%                                                    08/01/18                          115                        122
5.63%                                                    08/01/18                        6,885                      7,384 (f)
Massachusetts State Water Resources Authority
(Series A)
6.50%                                                    07/15/08 - 07/15/19            23,370                     26,208
Massachusetts Water Resources Authority (Series A)
5.00%                                                    08/01/41                       15,000                     15,261
                                                                                                                   93,036

MICHIGAN - 2.3%
Detroit MI (Series A) (FSA Insured)
5.25%                                                    07/01/21 - 07/01/22             4,545                      4,908 (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                    01/01/27                        7,145                      7,229 (g)
5.00%                                                    07/01/27                        1,230                      1,257 (f,g)
Grand Rapids MI (FGIC Insured)
5.25%                                                    01/01/17                        3,000                      3,135 (g)
Kent Hospital Finance Authority (Series A)
5.25%                                                    07/01/30                        7,845                      7,906
Michigan Municipal Bond Authority
5.25%                                                    10/01/17                        6,465                      6,837
Michigan State Hospital Finance Authority
5.38%                                                    12/01/30                        2,000                      2,069
Michigan State Trunk Line (Series A) (MBIA Insured)
5.00%                                                    11/01/26                        4,000                      4,072 (g)
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                    05/01/24                        2,650                      2,728 (g)
                                                                                                                   40,141

MINNESOTA - 1.3%
City of Maple Grove MN
5.00%                                                    09/01/35                        8,000                      8,023
City of Rochester MN
5.00%                                                    11/15/36                        5,000                      5,109
Minneapolis & St. Paul Metropolitan Airports Commission
(Series A) (AMBAC Insured)
5.00%                                                    01/01/30                        8,500                      8,646 (g)
                                                                                                                   21,778

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                    09/01/14                        7,500                      8,161

MISSOURI - 0.3%
Missouri State Health & Educational Facilities
Authority
5.25%                                                    05/15/23                        2,300                      2,373
6.00%                                                    05/15/07                        2,340                      2,383
                                                                                                                    4,756

MONTANA - 0.3%
City of Forsyth MT (AMBAC Insured)
4.65%                                                    08/01/23                        5,000                      4,971 (g)

NEVADA - 1.0%
County of Clark NV
5.50%                                                    07/01/20                        7,565                      7,982
County of Clark NV (MBIA Insured)
5.50%                                                    07/01/30                        6,500                      6,871 (g)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                                    06/01/16                        1,845                      1,932 (g)
                                                                                                                   16,785

NEW JERSEY - 8.4%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                                    01/01/15 - 01/01/16             8,500                      9,458 (g)
Essex County Improvement Authority (FSA Insured)
5.25%                                                    12/15/17                       10,000                     10,639 (g)
New Jersey Economic Development Authority
5.75%                                                    06/15/29                        3,000                      3,164
New Jersey State Educational Facilities Authority
5.25%                                                    07/01/32                        2,625                      2,665
New Jersey State Educational Facilities Authority
(Series A)
5.00%                                                    07/01/30                        1,750                      1,801
New Jersey State Educational Facilities Authority
(Series B) (MBIA Insured)
5.00%                                                    07/01/30                        8,500                      8,749 (g)
New Jersey State Educational Facilities Authority
(Series D)
5.25%                                                    07/01/19                        4,000                      4,375
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                    01/01/16                        7,910                      9,008 (g)
6.50%                                                    01/01/16                       42,050                     47,997 (e,g)
New Jersey Transportation Trust Fund Authority
(FSA Insured)
5.75%                                                    12/15/14                        4,610                      5,138 (e,g)
5.75%                                                    12/15/14                        1,390                      1,538 (g)
New Jersey Transportation Trust Fund Authority
(Series C)
5.50%                                                    06/15/19 - 06/15/24            31,280                     33,980 (f)
New Jersey Wastewater Treatment Trust (Series C)
6.88%                                                    06/15/08                        5,905                      6,236
                                                                                                                  144,748

NEW MEXICO - 1.2%
Farmington NM
4.88%                                                    04/01/33                       10,000                      9,730
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                    08/01/25 - 08/01/30            10,750                     11,545 (f)
                                                                                                                   21,275

NEW YORK - 8.3%
City of New York (Series B)
5.25%                                                    08/01/13                        1,475                      1,508
5.25%                                                    08/01/13                           25                         26 (f)
City of New York NY (Series B)
5.60%                                                    08/15/06                       12,245                     12,268
5.60%                                                    08/15/06                          755                        756 (e)
City of New York NY (Series J)
5.00%                                                    06/01/26 - 06/01/28            25,270                     25,721
Municipal Assistance Corporation for the City of
New York (Series E)
5.20%                                                    07/01/08                       10,000                     10,100 (f)
New York City Municipal Water Finance Authority
5.50%                                                    06/15/33                        5,000                      5,334
New York City Transitional Finance Authority
5.50%                                                    11/01/19 - 05/01/25            19,070                     20,204 (f)
6.00%                                                    11/15/19                        3,750                      4,063 (f)
New York City Transitional Finance Authority (Series A)
5.30%                                                    11/15/09                        1,000                      1,045 (e)
New York City Transitional Finance Authority (Series B)
5.50%                                                    11/15/11                        1,250                      1,330
6.00%                                                    11/15/10 - 11/15/11             2,545                      2,757 (f)
New York City Transitional Finance Authority (Series C)
5.50%                                                    05/01/25                           30                         32 (f)
New York State Dormitory Authority
5.40%                                                    07/01/10                        8,185                      8,349
New York State Dormitory Authority (Series 1)
5.00%                                                    07/01/35                        5,000                      5,106
New York State Dormitory Authority (Series A)
5.00%                                                    07/01/25                        2,550                      2,630
New York State Dormitory Authority (Series B)
5.25%                                                    11/15/23                       10,400                     10,956
5.38%                                                    07/01/20                        3,695                      3,977
6.50%                                                    08/15/10                        3,490                      3,795
6.50%                                                    08/15/10                            5                          5 (e)
New York State Dormitory Authority (Series D)
7.00%                                                    07/01/09                        3,815                      3,979 (e)
New York State Environmental Facilities Corp.
5.50%                                                    06/15/13                       10,000                     10,901
New York State Urban Development Corp.
5.50%                                                    07/01/16                        7,000                      7,150
                                                                                                                  141,992

NORTH CAROLINA - 1.2%
Cary NC
5.00%                                                    03/01/21                        2,400                      2,536
City of Charlotte NC
5.60%                                                    06/01/20                        2,800                      3,018 (f)
City of Charlotte NC (Series C)
5.00%                                                    07/01/24                        1,460                      1,514
Mecklenburg County NC (Series B)
4.50%                                                    02/01/15                       14,000                     14,416 (f)
                                                                                                                   21,484

OHIO - 4.0%
City of Cleveland OH (MBIA Insured)
5.50%                                                    09/15/16                        5,200                      5,320 (g)
Cleveland-Cuyahoga County Port Authority (AMBAC Insured)
5.40%                                                    12/01/15                        3,500                      3,591 (f,g)
Columbus OH (Series 1)
5.63%                                                    11/15/15                        7,310                      7,869 (f)
County of Cuyahoga OH
6.00%                                                    01/01/32                       10,000                     10,723
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                    12/01/19                        4,250                      4,423 (g)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                    12/01/32                        7,500                      7,762 (g)
Franklin County OH (Series C)
5.00%                                                    05/15/21                        2,685                      2,770
5.25%                                                    05/15/24                        1,400                      1,455
Ohio State Higher Educational Facility Commission
5.20%                                                    11/01/26                        9,450                      9,932
Ohio State University (Series A)
5.25%                                                    12/01/11                        3,150                      3,343
Ohio State Water Development Authority
5.50%                                                    12/01/20                        5,000                      5,417 (f)
State of Ohio (Series A)
4.75%                                                    06/15/18                        3,690                      3,795 (f)
Steubenville OH
6.38%                                                    10/01/20                        1,660                      1,795
                                                                                                                   68,195

OKLAHOMA - 1.1%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                                    06/01/34                        6,315                      6,584 (g)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                                    01/01/15                        9,125                      9,668 (g)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                    10/01/22                        2,000                      2,032 (g)
                                                                                                                   18,284

OREGON - 0.0%*
State of Oregon
5.88%                                                    10/01/18                          575                        579

PENNSYLVANIA - 3.7%
Montgomery County Higher Education & Health Authority
(AMBAC Insured)
5.00%                                                    10/01/09                        2,405                      2,459 (g)
5.10%                                                    10/01/10                        2,670                      2,732 (g)
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                                    07/01/17                        3,100                      3,341 (g)
Pennsylvania State Higher Educational Facilities
Authority
5.50%                                                    07/15/38                       10,750                     11,107 (f)
6.00%                                                    05/01/30                        5,000                      5,327
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                                    12/01/23                        2,125                      2,180 (g)
5.00%                                                    12/01/23                        2,875                      2,935 (e,g)
5.25%                                                    12/01/32                       12,695                     13,327 (g)
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                    12/01/10                          520                        547 (f,g)
5.45%                                                    12/01/11                          440                        464 (f,g)
5.55%                                                    12/01/12                        1,015                      1,075 (f,g)
5.60%                                                    12/01/13                        1,125                      1,193 (f,g)
5.70%                                                    12/01/14                        1,245                      1,325 (f,g)
5.75%                                                    12/01/15 - 12/01/16             2,330                      2,483 (f,g)
Southcentral General Authority
5.38%                                                    05/15/28                        4,100                      4,380 (f)
5.38%                                                    05/15/28                          900                        945 (e)
State Public School Building Authority (FSA Insured)
5.25%                                                    06/01/27                        8,000                      8,347 (g)
                                                                                                                   64,167

PUERTO RICO - 0.3%
Children's Trust Fund
5.75%                                                    07/01/20                        4,520                      4,673 (f)

RHODE ISLAND - 0.3%
Rhode Island Housing & Mortgage Finance Corp.
4.80%                                                    04/01/33                        4,500                      4,424

SOUTH CAROLINA - 7.1%
Beaufort County SC (MBIA Insured)
5.50%                                                    06/01/17 - 06/01/18             4,150                      4,468 (g)
Berkeley County School District
5.25%                                                    12/01/24                       15,000                     15,453
Charleston Educational Excellence Finance Corp.
5.25%                                                    12/01/27 - 12/01/30            24,000                     24,873
City of Greenville SC
5.13%                                                    02/01/22                        5,195                      5,400
Greenville County School District
5.25%                                                    12/01/21                        2,000                      2,076
5.50%                                                    12/01/28                       16,725                     18,200
Lexington County SC
5.50%                                                    11/01/13                        5,000                      5,325
Scago Educational Facilities Corp. (FSA Insured)
5.00%                                                    04/01/17 - 04/01/20             4,000                      4,145 (g)
South Carolina Educational Facilities Authority
(Series A)
5.00%                                                    10/01/38                        3,000                      3,031
South Carolina State Public Service Authority (Series B)
(FSA Insured)
5.13%                                                    01/01/32                       17,000                     17,445 (g)
5.50%                                                    01/01/36                        5,000                      5,265 (g)
South Carolina Transportation Infrastructure Bank
(Series A) (MBIA Insured)
5.50%                                                    10/01/30                       11,000                     11,630 (f,g)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                    10/01/22                        5,000                      5,216 (g)
                                                                                                                  122,527

TENNESSEE - 0.9%
Johnson City Health & Educational Facilities Board
(Series A)
5.50%                                                    07/01/36                        5,000                      5,155
Knox County Health Educational & Housing Facilities
Board (FSA Insured)
4.82%                                                    01/01/16                       10,000                      6,254 (b,g)
Knox County Health Educational & Housing Facilities
Board (Series B) (MBIA Insured)
7.25%                                                    01/01/09                        4,500                      4,837 (g)
                                                                                                                   16,246

TEXAS - 5.9%
City of Austin TX
5.38%                                                    09/01/16 - 09/01/17            10,350                     10,786 (f)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                    11/15/16                        5,450                      5,977 (g)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                    08/15/20                        4,675                      4,788 (g)
City of Fort Worth TX
5.00%                                                    02/15/18                        2,800                      2,851 (f)
City of Houston TX (FGIC Insured)
5.25%                                                    12/01/21                       20,000                     20,593 (f,g)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                    05/15/22                       16,000                     16,818 (g)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                    12/01/14                        5,000                      5,457 (f,g)
City of Plano TX
4.88%                                                    09/01/19                        1,500                      1,543 (f)
McKinney Independent School District
5.25%                                                    02/15/20                        2,000                      2,116
North Central Texas Health Facility Development Corp.
5.13%                                                    05/15/22                        4,500                      4,547
San Antonio Independent School District (Series A)
5.38%                                                    08/15/19 - 08/15/20             6,250                      6,658 (f)
State of Texas
5.00%                                                    04/01/35                        5,000                      5,088
Texas State Public Finance Authority (AMBAC Insured)
5.00%                                                    08/01/17                        5,740                      5,817 (f,g)
University of Houston (MBIA Insured)
5.50%                                                    02/15/30                        8,000                      8,424 (g)
                                                                                                                  101,463

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                                    06/15/19                        3,715                      3,900
Metropolitan Water District of Salt Lake & Sandy
(Series A) (AMBAC Insured)
5.00%                                                    07/01/22 - 07/01/24             6,100                      6,290 (g)
Murray UT (MBIA Insured)
4.75%                                                    05/15/20                        2,285                      2,287 (g)
                                                                                                                   12,477

VERMONT - 0.1%
University of Vermont & State Agricultural College
(AMBAC Insured)
5.13%                                                    10/01/27                        1,000                      1,034 (g)

VIRGINIA - 0.7%
Chesterfield County Industrial Development Authority
5.88%                                                    06/01/17                        3,000                      3,239
City of Norfolk VA (MBIA Insured)
5.88%                                                    11/01/20                        1,920                      1,952 (g)
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                    05/15/21                        1,945                      2,059 (f)
Virginia Resources Authority (Series A)
5.13%                                                    11/01/34                        5,000                      5,186
                                                                                                                   12,436

WASHINGTON - 1.8%
County of King WA
5.50%                                                    12/01/13                        1,215                      1,323 (e)
5.50%                                                    12/01/13                        7,815                      8,476
King County WA
5.50%                                                    12/01/13                          970                      1,056 (e)
5.80%                                                    12/01/12                       10,000                     10,473 (f)
Seattle Museum Development Authority
5.13%                                                    04/01/31                       10,000                     10,352
                                                                                                                   31,680

WEST VIRGINIA - 0.4%
West Virginia Housing Development Fund (Series B)
5.30%                                                    05/01/24                        4,000                      4,080
West Virginia Housing Development Fund (Series C)
5.35%                                                    11/01/27                        2,095                      2,141
                                                                                                                    6,221

WISCONSIN - 1.0%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                    07/01/14                        2,990                      3,236 (g)
5.75%                                                    07/01/14                        2,010                      2,198 (f,g)
State of Wisconsin (Series A)
5.30%                                                    07/01/18                        5,800                      6,095 (f)
Wisconsin State Health & Educational Facilities
Authority (MBIA Insured)
5.25%                                                    08/15/27                        5,000                      5,077 (g)
                                                                                                                   16,606

TOTAL INVESTMENT IN SECURITIES                                                                                  1,702,400
(COST $1,650,371)

                                                                                     NUMBER OF
                                                                                      SHARES
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
6.93%                                                                                3,935,097                      3,935 (b,d)
(COST $3,935)

TOTAL INVESTMENTS                                                                                               1,706,335
(COST $1,654,306)

OTHER ASSETS AND LIABILITIES, NET - 0.8%                                                                           13,360

                                                                                                               ----------
NET ASSETS - 100.0%                                                                                            $1,719,695
                                                                                                               ==========



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)
June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $12,421 or 0.72% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2006(as a percentage of net assets) as follows:

         AMBAC             15.43%

         MBIA              15.84%

         FSA               10.74%

+    Percentages are based on net assets as of June 30, 2006.

*    Less than 0.1%

            Abbreviations:

AMBAC       AMBAC Indemnity Corporation

FGIC        Financial Guaranty Insurance Corporation

FSA         Financial Security Assurance

MBIA        Municipal Bond Investors Assurance Corporation

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 28, 2006